Warrant Derivative	12 Months Ended
Sep. 30, 2024
Warrant Derivative [Abstract]
WARRANT DERIVATIVE

Note 10 WARRANT DERIVATIVE

On June 24, 2024, the Company entered into a Business Development & Marketing Consulting Agreement with unrelated investor to provide certain services to the Group in connection with business development, market expansion, sales channel establishment, marketing strategies, and product planning in Japan. Under the Consulting Agreement, the Company agreed to pay $850,000 for the services in the form of 1,416,667 at a price of $0.60 of the Company’s ordinary shares and warrants to purchase up to an initial 708,333 of the Company’s ordinary shares with an initial exercise price of $0.72 per share.

On July 1, 2024, the Company entered into a Software Technology Service Contract with unrelated investor to provide complete system customization, development, testing, delivery, and operation and maintenance services to the Company. Under the Service Agreement, the Company agreed to pay $900,000 for the services in the form of 1,500,000 at a price of $0.60 of the Company’s ordinary shares and warrants to purchase up to an initial 750,000 of the Company’s ordinary shares with an initial exercise price of $0.72 per share.

No warrants were exercise by the release date of the financial statements. As of September 30, 2024, 1,458,333 warrants were outstanding.

Following is a summary of the warrant activity for the years ended September 30, 2024, 2023 and 2022:

Weighted
Average
Remaining
		Average	Contractual
	Number of Warrants	Exercise Price	Term in Years

Outstanding at October 1, 2021, September 30, 2022 and 2023	—	$—	—
Granted	1,458,333	0.72	5.38
Exercised	—	—	—
Surrendered	—	—	—
Expired	—	—	—
Outstanding at September 30, 2024	1,458,333	0.72	5.38

The fair value of the warrants was calculated using the Binomial Model with the following assumptions as follows:

	July 2,	June 25,
Warrants	2024	2024
Market price per share (USD/share)	$0.91	$0.87
Exercise price (USD/share)	0.72	0.72
Risk free rate	4.39%	4.24%
Dividend yield	—%	—
Expected term/Contractual life (years)	5.50	5.50

The total expenses related to the warrants granted by the Company for the years ended September 30, 2022, 2023 and 2024 were $1,145,000, nil and nil, respectively.